Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of transactions with TELUS Corporation

	2024			2023			2022
As at, or Year Ended December 31 (millions)	TELUS (parent)	Subsidiaries of TELUS	Total	TELUS (parent)	Subsidiaries of TELUS	Total	TELUS (parent)	Subsidiaries of TELUS	Total
Transactions with TELUS and subsidiaries
Revenues from services provided to	$—	$656	$656	$—	$559	$559	$—	$428	$428
Goods and services purchased from	—	(19)	(19)	—	(28)	(28)	—	(33)	(33)
	—	637	637	—	531	531	—	395	395
Receipts from related parties	—	(719)	(719)	—	(600)	(600)	—	(417)	(417)
Payments to related parties	—	20	20	—	28	28	1	32	33
Payments (made) collected by related parties on our behalf and other adjustments(1)	(86)	32	(54)	(62)	15	(47)	(50)	25	(25)
Foreign exchange	17	—	17	2	—	2	2	—	2
Change in balance	(69)	(30)	(99)	(60)	(26)	(86)	(47)	35	(12)
Accounts with TELUS and subsidiaries
Balance, beginning of year	(151)	35	(116)	(91)	61	(30)	(44)	26	(18)
Balance, end of year	$(220)	$5	$(215)	$(151)	$35	$(116)	$(91)	$61	$(30)
Accounts with TELUS and subsidiaries
Due from	$5	$11	$16	$20	$42	$62	$8	$73	$81
Due to	$(225)	$(6)	$(231)	$(171)	$(7)	$(178)	$(99)	$(12)	$(111)
	$(220)	$5	$(215)	$(151)	$35	$(116)	$(91)	$61	$(30)
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(1)Certain key management personnel at TELUS Digital participate in the Pension Plan for Management and Professional Employees of TELUS Corporation, a defined benefit pension plan. During the year ended December 31, 2024, TELUS incurred CAD$4 million (December 31, 2023 and 2022 - CAD$2 million) for these individuals, which are excluded from the table above.

Summary of transactions with key management personnel	Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2024	2023	2022
Short-term benefits	$5	$5	$7
Post-employment pension(1) and other benefits	$7	$2	$1
Share-based compensation(2)	$4	$11	$11
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(1)Certain members of our executive leadership team participate in our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
(2)In 2024, we awarded 1,259,640 RSUs and 839,016 PSUs to our key management personnel, with a grant-date fair value of $10 million and $7 million, respectively.
In 2023, we awarded 458,854 RSUs and 322,984 PSUs to our key management personnel, with a grant-date fair value of $9 million and $7 million, respectively.
In 2022, we awarded 301,190 RSUs and 229,627 PSUs to our key management personnel, with a grant-date fair value of $8 million and $6 million, respectively.